Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Reconciliation of the Changes in the Carrying Amount of Intangible Assets

A reconciliation of the changes in the carrying amount of intangible assets were as follows:

	Customer relationships and other	Software	Total intangible assets

Cost
December 31, 2023	$112	$57	$169
Additions	-	2	2
Reclassification	-	1	1
Disposal	-	(13)	(13)
Currency translation effects	(2)	(3)	(5)

December 31, 2024	$110	$44	$154

Accumulated amortization
December 31, 2023	$(68)	$(46)	$(114)
Amortization charge	(14)	(7)	(21)
Disposal	-	13	13
Currency translation effects	2	3	5

December 31, 2024	$(80)	$(37)	$(117)

Net book value – December 31, 2024	$30	$7	$37

	Customer relationships and other	Software	Total intangible assets

Cost
January 1, 2023	$112	$55	$167
Additions	-	5	5
Reclassification	-	1	1
Disposal	-	(1)	(1)
Currency translation effects	-	(3)	(3)

December 31, 2023	$112	$57	$169

Accumulated amortization
January 1, 2023	$(54)	$(37)	$(91)
Amortization charge	(14)	(9)	(23)
Disposal	-	1	1
Currency translation effects	-	(1)	(1)

December 31, 2023	$(68)	$(46)	$(114)

Net book value – December 31, 2023	$44	$11	$55